Annual Total Returns [BarChart] - Nuveen Michigan Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	1.85%
Annual Return 2011	10.18%
Annual Return 2012	7.95%
Annual Return 2013	(4.00%)
Annual Return 2014	11.53%
Annual Return 2015	3.92%
Annual Return 2016	0.18%
Annual Return 2017	4.96%
Annual Return 2018	0.55%
Annual Return 2019	6.85%